Summary Of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Summary Of Significant Accounting Policies
Schedule Of Operating Results Of Discontinued Operations

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Revenues	$69	$103
Costs and expenses:
Cost of revenues	54	84
Selling, general and administrative expenses	8	17

Operating income	$7	$2

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Revenues	$196	$267	$310
Costs and expenses:
Cost of revenues	156	192	234
Selling, general and administrative expenses	28	45	67

Operating income	$12	$30	$9

Schedule Of Supplementary Cash Flow Information

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock exchanged upon exercise of stock options	$14	$30

Vested stock issued as settlement of annual bonus accruals	$3	$4

Increase (decrease) in accrued stock repurchases	$13	$(24)

Fair value of assets acquired in acquisitions	$29	$167
Less: cash paid in acquisitions, net of cash acquired of $1 million in fiscal 2011	(26)	(140)

Liabilities assumed in acquisitions	$3	$27

Cash paid for interest (including discontinued operations)	$52	$35

Cash paid for income taxes (including discontinued operations)	$121	$157

	Year Ended January 31
	2011	2010	2009
	(in millions)
Increase (decrease) in accrued stock repurchases	$(17)	$24	$(6)

Fair value of assets acquired in acquisitions	$470	$314	$224
Cash paid in acquisitions, net of cash acquired of $10 million, $8 million and $5 million in fiscal 2011, 2010 and 2009, respectively	(382)	(256)	(201)
Non-cash consideration	—	(3)	—
Accrued acquisition payables, net	(4)	(10)	(9)

Liabilities assumed in acquisitions	$84	$45	$14

Cash paid for interest (including discontinued operations)	$71	$71	$77

Cash paid for income taxes (including discontinued operations)	$361	$273	$269

In-kind dividend distributed by Science Applications to SAIC	$—	$—	$188

Schedule Of Depreciation Using Estimated Useful Lives

	Depreciation method	Estimated useful lives (in years)
Equipment	Straight-line or declining-balance	2-10
Building	Straight-line	20-40
Building improvements and leasehold improvements	Straight-line	Shorter of lease term or 25